VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2015
VARIABLE INTEREST ENTITY [Abstract]
Schedule of Variable Interest Entities Financial Information

	Year ended December 31,
	2013		2014		2015
Revenues	$	*	$	*	$	*
Operating costs and expenses		$150,147,024	$	*	$	*
Net income (loss)		$(150,147,024)	$	*	$	*

*	The lease term was amended at the beginning of 2013 and reduced the rent to $0 per month and was later terminated on December 30, 2013.